Business Combination (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combination (Details) [Line Items]
Earn out shares, description	• If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock of Surviving Pubco is greater than or equal to $12.50 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 50% of the Earn Out Shares; and • If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock is greater than or equal to $15.00 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 100% of the remaining unissued Earn Out Shares.	• If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock of Surviving Pubco is greater than or equal to $12.50 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 50% of the Earn Out Shares; and • If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock is greater than or equal to $15.00 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 100% of the remaining unissued Earn Out Shares.
Net tangible assets	$ 5,000,001	$ 5,000,001
Possible redemptions value	262,185,126	262,185,126
Investment received	75,000,000	75,000,000
Cash and cash equivalents on hand	$ 250,000,000	$ 250,000,000
Issued and outstanding shares percentage	9.90%	9.90%
Aggregate shares (in Shares)		15,000,000
Private placement price per share (in Dollars per share)	$ 10.00
Aggregate purchase price	$ 150,000,000	$ 150,000,000
Percentage of savings	85.00%	85.00%
Transfer and trust company shares (in Shares)	3,450,000	3,450,000
Remaining escrow shares percentage	100.00%	100.00%
Business Combination [Member]
Business Combination (Details) [Line Items]
Business combination per shares (in Dollars per share)		$ 10.00
Minimum [Member]
Business Combination (Details) [Line Items]
Closing price shares common stock exchange (in Dollars per share)	$ 12.50	12.50
Maximum [Member]
Business Combination (Details) [Line Items]
Closing price shares common stock exchange (in Dollars per share)	$ 15.00	$ 15.00
Class A Ordinary Shares[Member]
Business Combination (Details) [Line Items]
Pursuant business combination shares (in Shares)	90,000,000	90,000,000
Additional shares (in Shares)	10,000,000	10,000,000
Aggregate shares (in Shares)	15,000,000
Class A Ordinary Shares[Member] | Business Combination [Member]
Business Combination (Details) [Line Items]
Business combination per shares (in Dollars per share)	$ 10.00	$ 10.00